Summary of significant accounting policies - Revenue recognition - Contract balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Contract assets	¥ 299,095	¥ 242,231
Contract liabilities	¥ 565,058	¥ 546,003
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true